UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07687

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1-Schedule of Investments

	Schedule of Investments November 30, 2005 (unaudited)

	Strategy Aggressive Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE (000) +
	Affiliated Investment Companies
	Equity Funds - 96.7%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	197,978	$ 2,813
	Equity Index Fund	98,151	2,296
	International Fund	2,643,968	32,838
	Large Cap Growth Opportunities Fund *	773,509	23,174
	Large Cap Select Fund	887,201	13,175
	Large Cap Value Fund	762,559	15,396
	Mid Cap Growth Opportunities Fund *	112,753	5,015
	Mid Cap Value Fund	113,210	2,835
	Real Estate Securities Fund	172,855	3,914
	Small Cap Growth Opportunities Fund *	53,296	1,341
	Small Cap Select Fund *	74,073	1,265
	Small Cap Value Fund	58,397	1,026
	Total Equity Funds
	(cost $91,952)		105,088
	Fixed Income Fund - 1.7%
	First American Investment Funds, Inc. (a)
	Inflation Protected Securities Fund	190,422	1,880
	(cost $1,902)
	Short-Term Investment - 1.7%
	First American Funds, Inc. (b)
	Prime Obligations Fund	1,783,676	1,784
	(cost $1,784)
	Total Affiliated Investment Companies - 100.1%
	(cost $95,638)		108,752
	Other Assets and Liabilities, Net - (0.1)%		(113)
	Total Net Assets - 100.0%		$ 108,639

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2005.
*	Fund paid no dividends during the twelve months ended November 30, 2005.
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2005 (unaudited)

	Strategy Growth Allocation Fund

	DESCRIPTION	SHARES	VALUE (000) +
	Affiliated Investment Companies
	Equity Funds - 84.0%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	407,140	$ 5,786
	Equity Index Fund	196,715	4,601
	International Fund	2,843,323	35,314
	Large Cap Growth Opportunities Fund *	939,757	28,155
	Large Cap Select Fund	1,067,928	15,859
	Large Cap Value Fund	927,826	18,733
	Mid Cap Growth Opportunities Fund*	83,210	3,701
	Mid Cap Value Fund	99,419	2,490
	Real Estate Securities Fund	194,753	4,409
	Small Cap Growth Opportunities Fund*	51,347	1,292
	Small Cap Select Fund*	91,557	1,564
	Total Equity Funds
	(cost $107,016)		121,904
	Fixed Income Funds - 15.0%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	1,245,797	13,741
	High Income Bond Fund	251,478	2,346
	Inflation Protected Securites Fund	572,523	5,651
	Total Fixed Income Funds
	(cost $22,134)		21,738
	Short-Term Investment - 1.7%
	First American Funds, Inc. (b)
	Prime Obligations Fund
	(cost $2,523)	2,523,492	2,523
	Total Affiliated Investment Companies - 100.7%
	(cost $131,673)		146,165
	Other Assets and Liabilities, Net - (0.7)%		(1,007)
	Total Net Assets - 100.0%		$ 145,158

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2005.
*	Fund paid no dividends during the twelve months ended November 30, 2005.
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2005 (unaudited)

	Strategy Growth & Income Allocation Fund

	DESCRIPTION	SHARES	VALUE (000) +
	Affiliated Investment Companies
	Equity Funds - 70.2%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	667,981	$ 9,492
	Equity Index Fund	458,508	10,725
	International Fund	4,167,481	51,760
	Large Cap Growth Opportunities Fund *	1,163,145	34,848
	Large Cap Select Fund	1,682,638	24,987
	Large Cap Value Fund	1,359,734	27,453
	Mid Cap Growth Opportunities Fund *	127,938	5,691
	Mid Cap Value Fund	176,940	4,431
	Real Estate Securities Fund	309,373	7,004
	Small Cap Select Fund *	175,479	2,997
	Total Equity Funds
	(cost $149,991)		179,388
	Fixed Income Funds - 29.4%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	4,925,045	54,323
	High Income Bond Fund	687,440	6,414
	Inflation Protected Securities Fund	1,489,084	14,697
	Total Fixed Income Funds
	(cost $77,132)		75,434
	Short-Term Investment - 0.8%
	First American Funds, Inc. (b)
	Prime Obligations Fund
	(cost $1,987)	1,987,105	1,987
	Total Affiliated Investment Companies - 100.4%
	(cost $229,110)		256,809
	Other Assets and Liabilities, Net - (0.4)%		(1,093)
	Total Net Assets - 100.0%		$ 255,716

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2005.
*	Fund paid no dividends during the twelve month period ending November 30, 2005.
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

	Schedule of Investments November 30, 2005 (unaudited)

	Strategy Income Allocation Fund

	DESCRIPTION	SHARES	VALUE (000) +
	Affiliated Investment Companies
	Equity Funds - 38.0%
	First American Investment Funds, Inc. (a)
	Equity Income Fund	452,683	$ 6,433
	Equity Index Fund	210,687	4,928
	International Fund	836,041	10,384
	Large Cap Growth Opportunities Fund *	162,136	4,858
	Large Cap Select Fund	355,428	5,278
	Large Cap Value Fund	64,632	1,305
	Real Estate Securities Fund	59,778	1,353
	Total Equity Funds
	(cost $30,326)		34,539
	Fixed Income Funds - 61.0%
	First American Investment Funds, Inc. (a)
	Core Bond Fund	3,681,533	40,607
	High Income Bond Fund	304,754	2,843
	Inflation Protected Securites Fund	1,215,089	11,993
	Total Fixed Income Funds
	(cost $56,956)		55,443
	Short-Term Investment - 0.9%
	First American Funds, Inc. (b)
	Prime Obligations Fund
	(cost $845)	844,847	845
	Total Affiliated Investment Companies - 99.9%
	(cost $88,127)		90,827
	Other Assets and Liabilities, Net - 0.1%		48
	Total Net Assets - 100.0%		$ 90,875

+	Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund as of November 30, 2005.
*	Fund paid no dividends during the twelve months ended November 30, 2005.
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

Item 2-Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006